Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Apr. 16, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HEALTH REVENUE ASSURANCE HOLDINGS, INC.
Entity Central Index Key	0001514443
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	Resale Prospectus. A prospectus to be used for the resale by selling stockholders of up to 3,000,000 shares of common stock issuable upon exercise of outstanding convertible notes at an exercise price of $0.10 per share, that were issued on May 14, 2012.
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,821,000

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 138,737	$ 198,500	$ 54,792
Accounts receivable	376,832	143,557	194,250
Due from Factor	69,710
Prepaid expenses	2,832	24,512
Other current assets	6,966	5,842	7,318
Total Current Assets	595,077	372,411	256,360
Property and Equipment	504,984	445,106	398,090
Accumulated Depreciation	(115,193)	(92,607)	(61,572)
Property and Equipment, net	389,791	352,499	336,518
Other assets	8,865	8,865
Finance costs, net	3,279	2,804	3,130
Total Other Assets	12,144	11,669	3,130
Total Assets	997,012	736,579	596,008
Liabilities and Stockholders' (Deficit)
Accounts payable	232,816	195,901	45,950
Accrued expenses	67,957	23,267	23,747
Accrued payroll	301,905	73,685	18,537
Line of credit	150,000	98,500	93,500
Capital Leases (current obligation)	16,923
Current maturities of long term debt	34,789	283,640	31,452
Advances on convertible promissory notes		170,000
Convertible debt payable	2,837
Unearned Revenue	85,057	32,988
Total Current Liabilities	892,284	877,981	213,186
Capital Leases (net of current portion)	21,174
Long term debt, net of current portion	200,241	218,417	251,820
Total Liabilities	1,113,699	1,096,398	465,006
Commitments
Stockholders' (Deficit):
Common stock ($.001 par value, 75,000,000 shares authorized, 35,413,139 shares and 13,199,219 issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	35,413	13,199	1,017
Additional paid-in capital	1,968,819	754,310	85,392
(Accumulated deficit)	(2,120,919)	(1,127,328)	44,593
Total Stockholders' (Deficit)	(116,687)	(359,819)	131,002
Total Liabilities and Stockholders' (Deficit)	$ 997,012	$ 736,579	$ 596,008

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common Stock, shares issued	35,413,139	13,199,219	1,016,888
Common Stock, shares outstanding	35,413,139	13,199,219	1,016,888

Condensed Consolidated Statements of Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Net Revenues	$ 1,028,266	$ 273,890	$ 1,634,096	$ 589,953	$ 1,432,773	$ 1,136,379
Cost of Revenues	453,233	69,642	884,352	151,098	473,719	294,064
Gross Profit	575,033	204,248	749,744	438,855	959,054	842,315
Operating Expenses
Selling and Administrative Expenses	1,047,334	146,563	1,656,605	310,071	1,976,655	594,931
Research and development	20,920	18,000	53,133	38,665	93,489	73,655
Depreciation and Amortization	12,879	7,487	22,750	14,879	31,362	16,622
Total Operating Expenses	1,081,133	172,050	1,732,488	363,615	2,101,506	685,208
Income (Loss) before interest expense, net	(506,100)	32,198	(982,744)	75,240	(1,142,453)	157,107
Other Expenses
Interest Expense, net	4,922	6,291	10,842	12,609	29,468	14,802
Total Other Expenses	4,922	6,291	10,842	12,609
Income (Loss) before provision for income taxes	(511,022)	25,907	(993,586)	62,631	(1,171,921)	142,305
Provision for income taxes
Net Income (Loss)	$ (511,022)	$ 25,907	$ (993,586)	$ 62,631	$ (1,171,921)	$ 142,305
Net Earnings (Loss) Per Share attributle to common stockholders
basic and diluted	$ (0.01)	$ 0	$ (0.03)	$ 0	$ (1.05)	$ 0.14
Weighted Average Number of Shares Outstanding
basic and diluted	35,229,195	13,199,219	35,229,195	13,199,219

Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings / (Deficit)
Beginning balance at Dec. 31, 2009	$ 86,409	$ 1,017	$ 85,392
Beginning balance, shares at Dec. 31, 2009		1,016,888
Net loss for the year ended of C corporation	142,305			142,305
S-Corporation Distributions	(97,712)			(97,712)
Stock based compensation
Balance at Dec. 31, 2010	131,002	1,017	85,392	44,593
Balance, shares at Dec. 31, 2010		1,016,888
Net loss for the year ended of C corporation	(1,171,921)			(1,171,921)
S-Corporation Distributions	(137,495)		(137,495)
Stock based compensation	818,595	254	818,341
Stock issued for compensation, shares		254,223
Balance at Dec. 31, 2011	$ (359,819)	$ 1,271	$ 766,238	$ (1,127,328)
Balance, shares at Dec. 31, 2011		1,271,111

Condensed Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from Operating Activities:
Net income (loss)	$ (993,586)	$ 62,631	$ (1,171,921)	$ 142,305
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	22,750	14,879	31,362	16,622
Stock based compensation			818,595
Change in operating assets and liabilities:
Accounts receivable	(234,899)	48,580	50,693	17,787
Increase (Decrease) in Due from Related Parties, Current	(69,710)
Prepaid expenses	21,680		(24,512)
Other assets	(1,124)	3,811	(7,389)	(7,317)
Amortization of beneficial conversion feature	2,198
Unearned revenue	52,069		32,988
Accounts payable and accrued expenses	309,826	1,326	204,618	17,814
Cash provided by (used in) operating activities	(890,796)	131,227	(65,566)	187,211
Investing Activities:
Purchases of property and equipment	(21,175)	(2,523)	(47,016)	(325,009)
Cash used in investing activities	(21,175)	(2,523)	(47,016)	(325,009)
Financing Activities:
Borrowings from long-term debt obligations			262,500	256,013
Repayments of long-term debt obligations	(17,022)	(15,715)	(38,715)	(31,907)
Proceeds from convertible promissory notes			170,000
Borrowings (Repayments) on line of credit, net	51,500	(6,000)
Payment of finance costs				(3,476)
Issuance of stock for cash	818,337		(137,495)	(97,712)
Payments on Capital Leases	(607)
Payments of Stock Issuance Costs		(86,995)
Cash provided by financing activities	852,208	(108,710)	256,290	122,918
Increase (decrease) in cash and cash equivalents	(59,764)	19,994	143,708	(14,880)
Cash and cash equivalents at beginning of period	198,500	54,792	54,792	69,672
Cash and cash equivalents at end of period	138,737	74,786	198,500	54,792
Supplemental schedule of cash paid during the year for:
Interest	14,898	12,616	24,407	14,825
Income taxes
Supplemental schedule of financing and investing activities:
Issuance of stock to repay debt	563,907
Capital lease obligation incurred for use of equipment	38,704
Beneficial conversion feature on convertible debt charged to additional paid in capital	$ 300,000

Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
NATURE OF BUSINESS

1 – NATURE OF BUSINESS

Health Revenue Assurance Associates, Inc. (the “Company” or “HRAA”) is engaged in providing medical coding consulting services pertaining to hospitals and other health care related service providers throughout the United States. The services provided include general consulting, education, training, medical coding auditing, and actual medical coding input services.

On February 10, 2012, the Company entered into a Merger agreement with Anvex International, Inc. (a public company) which was treated for accounting purposes as a reverse Merger with the Company considered the accounting acquirer.  Each share of the Company’s common stock was exchanged for the right to receive approximately 1,271 shares of Anvex’s common stock. Before their entry into the Merger Agreement, no material relationship existed between Anvex or Acquisition Sub and HRAA.

On April 13, 2012, the Company’s Board of Directors unanimously approved a change in the Company’s name from Anvex International, Inc. to Health Revenue Assurance Holdings, Inc.

On April 13, 2012, the Company’s Board of Directors authorized a 12.98 for 1 split of its common stock to stockholders of record as of April 13, 2012. Shares resulting from the split were issued on April 26, 2012. In connection therewith, the Company transferred $32,747 from additional paid in capital to common stock, representing the par value of additional shares issued. As a result of the stock split, fractional share were rounded up. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the stock split.

Dream Reachers, LLC. (“Dream Reachers”), a subsidiary of the Company, is engaged in the holding of real estate used by the Company.

1 – NATURE OF BUSINESS

Health Revenue Assurance Associates, Inc. (the “Company” or “HRAA”) is engaged in providing medical coding consulting services pertaining to hospitals and other health care related service providers throughout the United States. The services provided include general consulting, education, training, medical coding auditing, and actual medical coding input services.

On February 10, 2012, the Company entered into a Merger agreement with Anvex International, Inc. (a public company) which was treated for accounting purposes as a reverse Merger with the Company considered the accounting acquirer.  Each share of the Company’s common stock was exchanged for the right to receive approximately 1,271 shares of Anvex’s common stock. Before their entry into the Merger Agreement, no material relationship existed between Anvex and HRAA. (See Subsequent Events Note 11).

Dream Reachers, LLC.  (“Dream Reachers”), an affiliate owned a the stockholder of the Company, is engaged in the holding of real estate used by the Company.

Going Concern and Liquidity	6 Months Ended
Jun. 30, 2012
Going Concern and Liquidity [Abstract]
GOING CONCERN AND LIQUIDITY

2 – GOING CONCERN AND LIQUIDITY

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing. Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has working capital deficits, debt outstanding, significant payables, incurred substantial net losses and has an accumulated deficit. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.
Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (all of which are of a normal recurring nature) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2012 are not indicative of the results that may be expected for the year ending December 31, 2012 or for any other future period. These condensed consolidated financial statements and the notes thereto should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on April 16, 2012 (our “10-K”) and 10 K/A filed with the Securities and Exchange commission (the “SEC) on July 31, 2012.

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Health Revenue Assurance Associates and Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, valuation of accounts receivable, and useful lives of property and equipment.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Revenue Recognition

The Company recognizes revenue based on the proportional performance method of recognizing revenue.

A substantial portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when specific, obligatory field work services have been rendered and completed, the value of this portion of the contract price has been predetermined and agreed upon, and the client has received benefit or value in the form of the independent identification of system weaknesses and risk analysis. Further, collectability is reasonably assured due to the existence of a fixed fee contract and the size and financial health of the Company’s clients. Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

●
Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report. The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase. Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

●
Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase. The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records. The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare. Notes and comments are recorded and audit reports are generated. The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

●
Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

An insignificant amount of the Company’s revenue is derived from consulting, training and coding services provided. Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at June 30, 2012 and December 31, 2011.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Research and development

Research and software development costs are expensed as incurred.

Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets.  Based on management's evaluations, no impairment charge was deemed necessary at June 30, 2012 and 2011. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $78,000 and $58,000 for the six months and $41,000 and $39,000 for the three months ended June 30, 2012 and 2011, respectively.

Income Taxes

The Company has elected to convert from a Subchapter S corporation for Federal income tax purposes to a C corporation effective October 21, 2011.  Accordingly, the Company's income or losses are passed through to its shareholder for the period January 1 to October 21, 2011.  The Company will absorb the tax effects of any income or losses subsequent to the date of conversion to a C Corporation and in future years. Federal income tax returns for years prior to 2008 are no longer subject to examination by tax authorities.

A deferred tax asset of approximately $556,929 would result from the cumulative C Corporation losses of approximately $1,428,024 as of June 30, 2012.  A valuation allowance has been applied because the Company is unsure when they will be able to use the losses.

We evaluated our material tax positions and determined that we did not have any uncertain tax positions requiring recognition of a liability. Our policy is to recognize interest and penalties accrued on uncertain tax positions as part of income tax expense. For the six months ended June 30, 2012 and 2011, no estimated interest or penalties were recognized for the uncertainty of certain tax positions.

Earnings Per Share

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260-10 requires the presentation of basic earnings per share and diluted earnings per share.

The Company’s basic earnings per ordinary share is based on net income for the relevant period, divided by the weighted average number of ordinary shares outstanding during the period.   Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  Potential shares from convertible debt have not been included since the impact would be anti-dilutive

Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

The consolidated financial statements include the accounts of Anvex International, Inc and its wholly-owned subsidiary, Health Revenue Assurance Associates and the accounts of its Variable Interest Entity (“VIE”), Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Consolidation of Variable Interest Entities

Effective January 1, 2010, the Company adopted new provisions of the consolidation guidance included in Accounting Standards Codification 810, Consolidations, that amended the consolidation guidance applicable to VIEs and the definition of a VIE, and requires enhanced disclosures to provide more information about an enterprise's involvement in a VIE. Under the consolidation guidance, the Company must make an evaluation of these entities to determine if they meet the definition of a VIE. Generally, a VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about an entity's activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests and substantially all of the entity's activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights. The carrying amount and classification of the assets and liabilities of the Company’s VIE, Dream Reachers, LLC included in the Consolidated Balance Sheets are as follows:

	December 31,
	2011	2010
Total assets	$230,000	$257,000
Total liabilities	$185,000	$190,000

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, valuation of accounts receivable, and useful lives of property and equipment.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Revenue Recognition

The Company recognizes revenue based on the proportional performance method of recognizing revenues.

A substantial portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when the work is performed.  Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

•
Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of  sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report.  The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase.  Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

•
Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase.   The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records.  The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare.  Notes and comments are recorded and audit reports are generated.  The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

•
Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

An insignificant amount of the Company’s revenue is derived from consulting, training and coding services provided.   Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

Dream Reachers, LLC, owns the Company’s offices and is the borrower on a mortgage loan related to such offices.  Dream Reachers, LLC does not engage in real estate rental business.  Its offices are  occupied by HRAA at no cost and HRAA pays the related mortgage’s principal and interest, taxes and maintenance.   Dream Reachers has been treated as a Subsidiary for accounting purposes in the Company’s consolidated financial statements.

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at December 31, 2011 and 2010.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Fair Value Measurements

The Company measures its financial assets and liabilities in accordance with United States generally accepted accounting principles. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. For certain of the Company's financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued liabilities and advances payable, the carrying amount approximates fair value because of the short maturities. The Company believes that its  line of credit and advances on convertible notes approximate fair value based on current yields for debt instruments with similar terms. The Company believes that the carrying value of their long term debt approximates its fair value because of the floating rate. All are considered to be level 1 inputs. These tiers include:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

Research and development

Research and software development costs are expensed as incurred.

Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets.  Based on management's evaluations, no impairment charge was deemed necessary at December 31, 2011 and 2010. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $116,000 and $42,000 for the years ended December 31, 2011 and 2010, respectively.

Stock Compensation

The Company accounts for stock-based compensation under the provisions of ASC Topic 718, Compensation-Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair value on the grant date.

Services performed and other transactions settled in the Company’s common stock are recorded at the estimated fair value of the stock issued, if that value is more readily determinable than the fair value of the consideration received.

Earnings Per Share

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260-10 requires the presentation of basic earnings per share and diluted earnings per share.

The Company’s basic earnings per ordinary share is based on net income for the relevant period, divided by the weighted average number of ordinary shares outstanding during the period.   Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  There were no potential dilutive shares.

The proforma net earnings (loss) per share is computed using the weighted average number of common shares outstanding  issued as a result of the merger transaction in February 2012.

Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

Recent Accounting Pronouncements

In June 2009, the FASB issued guidance for determining the primary beneficiary of a variable interest entity (“VIE”). In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 provides amendments to ASC 810 to reflect the revised guidance. The amendments in ASU 2009-17 replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The amendments in ASU 2009-17 also require additional disclosures about a reporting entity’s involvement with VIEs. ASU 2009-17 is effective for annual reporting periods beginning after November 15, 2009. We do not anticipate that the adoption of this guidance will have a material impact on our financial position and results of operations.

In January 2010, FASB issued ASU 2010-6, “Improving Disclosures about Fair Measurements". ASU 2010-6 provides amendments to subtopic 820-10 that require separate disclosure of significant transfers into and out of Level 1 and Level 2 fair value measurements and the presentation of separate information regarding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Additionally, ASU 2010-6 provides amendments to subtopic 820-10 that clarify existing disclosures about the level of disaggregation and inputs and valuation techniques. ASU 2010-6 is effective for financial statements issued for annual reporting periods after beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning December 15, 2010. The adoption of ASU 2010-06 will not have a material impact on the Company’s results of operations or financial position.

In February 2010, FASB issued ASU 2010-9 “Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements”. ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is a Securities Exchange Commission (“SEC”) filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The adoption of ASU 2010-06 will not have a material impact on the Company’s results of operations or financial position.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of June 30, 2012:

2012
Building and improvements	$227,603
Furniture	119,811
Equipment	157,570
504,984
Less - Accumulated depreciation	115,193
Total	$389,791

Depreciation expense was approximately $23,000 and $15,000 for the six months ended June 30, 2012 and 2011, respectively, and was approximately $13,000 and $7,000 for the three months ended June 30, 2012 and 2011, respectively.

3 -  PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2011	2010
Building and improvements	$227,603	$227,603
Furniture	118,187	108,139
Equipment	99,316	62,348
	445,106	398,090
Less - Accumulated depreciation	92,607	61,572
Total	$352,499	$336,518

Depreciation expense for the years ended December 31, 2011 and 2010 was approximately $31,000 and $16,000, respectively.

Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
LINE OF CREDIT

5 – LINE OF CREDIT

The Company has a $150,000 revolving line of credit with a bank for its general working capital needs. The line of credit is secured by all business assets, collateral, and personal guarantees. The line of credit has an open ended maturity date, is automatically renewed unless cancelled, and incurs interest at the Bank’s prime rate plus 3%. The Bank’s prime rate of interest at June 30, 2012 was 3.25%

4 –  LINE OF CREDIT

The Company has a $150,000 revolving line of credit due on demand with a bank for its general working capital needs. The line of credit is secured by all business assets, collateral, and personal guarantees of a stockholder of the Company. The line of credit has an open ended maturity date, is automatically renewed unless cancelled, and incurs interest at the Bank’s prime rate plus 3%. The Bank’s prime rate of interest at December 31, 2011 and 2010 was 3.25%.

Long Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
LONG TERM DEBT

6 – LONG TERM DEBT

The Company has a term loan with a bank whose proceeds were used for general working capital needs (the “Term Loan”).  The Term Loan was established in March 2009 as a result of a conversion of a revolving line of credit.  The Term Loan is personally guaranteed by one of the Company’s stockholders and is collateralized by the assets of the Company.  Payments of principal and interest are approximately $2,700 per month. The Term Loan matures in five years and incurs interest at the rate of 6.75% per annum.  Balances due as of June 30, 2012 was approximately $52,000.

The Company has a mortgage related to certain real estate which houses the Company’s main offices in Plantation, Florida.  The loan originated July, 2010 in the amount of $192,500 and matures July 2020, when a balloon principal payment of approximately $129,000 becomes due.  The loan is collateralized by the real estate and is personally guaranteed by the stockholder of the Company. Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve. The balance under this mortgage loan as of June 30, 2012 was approximately $183,000. Monthly payments for principal and interest are approximately $1,500 until July 2015, when the total monthly payment may vary due to the adjustable interest rate provision in the note.

Future annual principal payments for the twelve months ending June 30 are as follows:

2013	$34,789
2014	28,700
2015	6,192
2016	6,621
2017	7,079
Thereafter	151,649
Total	$235,030

5 – LONG TERM BORROWINGS

The Company has a term loan with a bank whose proceeds were used for general working capital needs (the “Term Loan”).  The Term Loan was established in March 2009 as a result of a conversion of a revolving line of credit.  The Term Loan is personally guaranteed by one of the Company’s stockholders and is collateralized by the assets of the Company.  Payments of principal and interest are approximately $2,700 per month. The Term Loan matures in five years and incurs interest at the rate of 6.75% per annum.  Balances due as of December 31, 2011 and 2010 were $67,000 and $93,000, respectively.

Dream Reachers, LLC has a mortgage related to certain real estate which houses the Company’s main offices in Plantation, Florida.   The loan originated July, 2010 in the amount of $192,500 and matures July 2020, when a balloon principal payment of approximately $129,000 becomes due.  The loan is collateralized by the real estate and is personally guaranteed by a stockholder of the Company and all members of the affiliate. Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve.   The balance under this mortgage loan as of December 31, 2011 and 2010 was approximately $186,000 and 190,000, respectively.  Monthly payments for principal and interest are approximately $1,500 until July 2015, when the total monthly payment may vary due to the adjustable interest rate provision in the note.

On August 23, 2011, the Company entered into a Letter of Intent agreement with a private equity group relating to a possible equity transaction. On September, 13, 2011, in connection with this contemplated transaction, the Company received a $150,000 bridge loan (the “Initial Bridge Loan”) from the private equity group.  The Initial Bridge Loan is secured by a promissory note for the amount of the loan, incurs interest at 12% per annum and matures on December 31, 2014.  On October 21, 2011, the Initial Bridge Loan was repaid.

On October 21, 2011, the Company entered into a second Bridge Loan agreement (the “Bridge Loan”) in the amount of $250,000 with a third party lender. The primary purpose is to repay the Initial Bridge Loan and to pay for certain professional fees in connection with a reverse merger with a Public Company. The Bridge Loan incurs interest at the rate of 12% per annum which will be due only in the event the contemplated equity transaction does not materialize. Upon the closing of the transaction, all interest accrued but not paid shall be deemed cancelled and paid in full and the entire principal amount of the note shall be automatically converted into an aggregate of 103,523 shares of common stock at a conversion price of $2.415 per share which is equal to a discount of 25% of to the Purchase Price. The loan was converted to stock in February 2012.

Future annual principal payments for the five years ending December 31 are as follows:

2012	$283,640
2013	35,981
2014	13,909
2015	6,404
2016	6,848
Thereafter	155,275
Total	$502,057

Capital Leases	6 Months Ended
Jun. 30, 2012
Capital Leases [Abstract]
CAPITAL LEASES
7 – CAPITAL LEASES

The Company leases its property and equipment from Dell Financial Services L.L.C. under a capital lease. The economic substance of the lease is that the Company is financing the acquisition of the assets through the lease, and, accordingly, it is recorded in the Company’s assets and liabilities.

The following is an analysis of the leased assets included in Property and Equipment:

June 30, 2012
Equipment	41,969
Less accumulated depreciation	(2,429)

$39,540

The lease agreement contains a bargain purchase option at the end of the lease term.

The following is a schedule by years of future minimum payments required under the lease together with their present value as of June 30, 2012:

Year Ending June 30:
2012	$16,923
2013	16,923
2014	14,166

Total minimum lease payments	48,012
Less amount representing interest	(9,915)

Present value of minimum lease payments	$38,097

Amortization of assets held under capital leases is included with depreciation expense is approximately $2,000 and $0 for the three and six months ended June 30 2012 and 2011.

Factoring Agreement	6 Months Ended
Jun. 30, 2012
Factoring Agreement [Abstract]
FACTORING AGREEMENT

8 – FACTORING AGREEMENT

In June 2012, the Company entered into a factoring agreement with a finance company.  Under the terms of the agreement, the Company, at its discretion, assigns the collection rights of its receivables to the finance company in exchange for an advance rate of 85% of face value.  The assignments are transacted with recourse in the event of non-payment.  At June 30, 2012, the Company had factored approximately $471,000 of receivables and had received cash advances of approximately $401,000.

Convertible Promissory Notes	6 Months Ended
Jun. 30, 2012
Convertible Promissory Notes [Abstract]
CONVERTIBLE PROMISSORY NOTES

9 – CONVERTIBLE PROMISSORY NOTES

In May 2012 the Company received $300,000 related to five convertible notes. The term of each note is 12 months. Interest is computed at 6% based on a 360 day year and is payable on the maturity date. Interest is due and payable only if the notes are repaid in cash. These notes were converted to common stock at a conversion rate of $.10 per share on July 15th, 2012

The Company recorded a discount to the convertible note in the amount of $300,000. This amount consists of a beneficial conversion feature in the amount of $300,000 determined on the intrinsic value between the fair market value of the Company’s stock and the conversion price.

Advance on Convertible Promissory Notes	12 Months Ended
Dec. 31, 2011
Advance On Convertible Promissory Notes [Abstract]
ADVANCE ON CONVERTIBLE PROMISSORY NOTES
6 – ADVANCE ON CONVERTIBLE PROMISSORY NOTES

In December 2011, the Company received a deposit of $170,000.  This deposit was an advance on three convertible promissory notes totaling approximately $314,000 signed on February 2, 2012.  These loans mature in August 2012 and subsequent to year end when the Company entered into the Merger Agreement with Anvex International, Inc., these loans were converted into stock.

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

10 – COMMITMENTS

The Company leases certain office equipment under non-cancelable operating lease arrangements.  Monthly payments under the lease agreements are approximately $600 as of June 30, 2012.

On September 1, 2011, the Company entered into a commercial lease agreement for additional office space.  The lease term is one year with five successive one year renewal options. Lease payments during the first year are approximately $2,500 for one month and $4,400 for the remaining eleven months.  The lease payment amount for any future renewal terms is to be mutually agreed to by the Company and the lessor.

Starting September 1, 2012, the lease has been renewed for three years with a fixed payment of approximately $5,008 per month. For each year thereafter of the initial year, the full service price will be subject to an increment of 4%.

Future minimum lease payments under these leases are as follows:

Twelve Months Ending June 30:

2013	$58,273
2014	61,900
2015	64,376
2016	66,951
Total	$251,500

7 – COMMITMENTS AND CONTINGENCIES

The Company leases certain office equipment under non cancelable operating lease arrangements.  Monthly payments under the lease agreements are approximately $600 as of December 31, 2011.

On September 1, 2011, the Company entered into a commercial lease agreement for additional office space.  The lease term is one year with five successive one year renewal options. Lease payments during the first year are approximately $2,500 for one month and $4,400 for the remaining eleven months.  The lease payment amount for any future renewal terms is to be mutually agreed to by the Company and the lessor.

Future minimum lease payments under these leases are as follows

Years Ending December 31:

2012	39,313
Total	$39,313

Stock Transactions	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
STOCK TRANSACTIONS
8 – STOCK TRANSACTIONS
On August 15, 2011, HRAA effected an 8 for 1 Stock Split and issued an additional 889,778 shares to the current owner of the Company. Additionally, the Company hired Keith Siddel and granted 254,223 unrestricted shares of Common Stock for his future services. Accordingly, the Company treated the issuance of the shares to Mr. Siddel as Stock Compensation.  At the time of the transaction the Company valued the stock based on current knowledge of the board and during the third quarter of 2011, the board estimated the fair value at approximately $256,000.  Subsequently the Company was able to raise capital at a higher valuation.   As a result of the Private Placement completed in February 2012 and since the grant of stock was within six months of this transaction the Board determined to revalue the stock at the price per share of the private placement and record additional compensation during the fourth quarter of 2011 of approximately $563,000 for total compensation of approximately $819,000.

Employee Agreements	12 Months Ended
Dec. 31, 2011
Employee Agreements Disclosure [Abstract]
EMPLOYEE AGREEMENTS
9 – EMPLOYEE AGREEMENTS

We have entered into employment agreements with our officers and directors.

On July 15, 2011, HRAA entered into an employment agreement with our president and chief executive officer, Andrea Clark. The terms of Ms. Clark’s employment agreement is three(3) years, and provides for compensation that includes a base salary of $175,000, incentive awards, as well as a benefit package, including (a) medical, dental, vision, disability and life insurance; (b) profit sharing, stock options and pension plans; (c) education or tuition assistance; (d) air, auto and all related travel expense reimbursement; (e) expense allowance; and (f) relocation, moving, home office expense reimbursement.

On July 15, 2011, HRAA entered into an employment agreement with our chief operating officer, Robert Rubinowitz. The terms of Mr. Rubinowitz’s employment agreement is three(3) years, and provides for compensation that includes a base salary of $175,000, incentive awards, as well as a benefit package, including (a) medical, dental, vision, disability and life insurance; (b) profit sharing, stock options and pension plans; (c) education or tuition assistance; (d) air, auto and all related ravel expense reimbursement; (e) expense allowance; and (f) relocation, moving, home office expense reimbursement.

On August 15, 2011, HRAA entered into an employment agreement with our chief administrative officer, Keith Siddel The terms of Mr. Siddel’s employment agreement is three(3) years, and provides for compensation that includes a base salary of $175,000, incentive awards, as well as a benefit package, including (a) medical, dental, vision, disability and life insurance; (b) profit sharing, stock options and pension plans; (c) education or tuition assistance; (d) air, auto and all related ravel expense reimbursement; (e) expense allowance; and (f) relocation, moving, home office expense reimbursement.

Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
CONCENTRATIONS

11 – CONCENTRATIONS

Sales to two customers were approximately 35% and 17% of net sales for the six months ended June, 2012.

Sales to two customers were approximately 55% and 27% of net sales for the three months ended June, 2012.

Two vendors represented approximately 47% and 7% of the outstanding Accounts Payable balance as of June 30, 2012.

Two customers represented approximately 56%, and 19% of the Accounts Receivable as of June 30, 2012.

10 – CONCENTRATIONS

Sales to two customers were approximately 32% and 12% of net sales for the year ended December 31, 2011 and 2010, respectively.

Three vendors represented more than 68% of the outstanding Accounts Payable balance at the end of 2011. Two vendors represented more than 10% of the outstanding Accounts Payable balance at the end of 2010.

Three customers represented over 60% of the Accounts Receivable at the end of 2011.  Two customers represented over 20% of the Accounts Receivable in 2010.

Settlement	6 Months Ended
Jun. 30, 2012
Settlement [Abstract]
SETTLEMENT

12 – SETTLEMENT

On May 8, 2012, the Company terminated the employment of Keith A. Siddel (“Siddel”) from his position as our Chief Marketing Officer and subsequently amended its complaint to enforce certain non-competition clauses contained in the employment agreement. The Company sought a declaration of its obligations to pay severance under the terms of its then-existing employment agreement with Siddel.

On July 9, 2012, the Company and Siddel entered into a Settlement Agreement to resolve two pending lawsuits arising out of the termination of Siddel’s employment agreement. The lawsuit was initiated by the Company against Siddel, in the United States District Court for the Southern District of Florida.  In addition, Siddel sued the Company in the United States District Court of the District of Colorado.

Pursuant to the Settlement Agreement, Siddel agreed to abolish all claims and lawsuits against the Company and Andrea Clark and Robert Rubinowitz. In exchange the Company has agreed to make eleven (11) payments totaling $232,500 to reacquire his shares. These payments commence July 2012. In addition the Company has agreed to abolish all claims and lawsuits against Siddel.  The Settlement Agreement has a seven (7) day grace period for payments to Siddel, after which time, Siddel may seek court intervention to enforce the payments.  Andrea Clark and Robert Rubinowitz, the Companies Chief Executive Officer and Chief Operating Officer, respectively, have personally guaranteed the payments of the Settlement Agreement.

The Company also issued shares of 3,299,802 as a result of this transaction to four individuals at a price of $.25 per share. These shares were issued in July and will be recorded in the third quarter.

Mr. Siddel resigned any and all positions which he had or presently may have had with the Company.

As a result of the Settlement Agreement, both parties are dismissing their respective filings and have agreed to not enter any more lawsuits concerning the scope of this matter.

From time to time, the Company is involved in litigation matters relating to claims arising from the ordinary course of business. While the results of such claims and legal actions cannot be predicted with certainty, the Company’s management does not believe that there are claims or actions, pending or threatened against the Company, the ultimate disposition of which would have a material adverse effect on our business, results of operations, financial condition or cash flows.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
11- INCOME TAXES

The Company has elected to convert from a Subchapter S corporation for Federal income tax purposes to a C corporation effective October 21, 2011.  Accordingly, the Company's income or losses are passed through the shareholders of HRAA for the period January 1 to October 21, 2011.  The Company will absorb the tax effects of any income or losses subsequent to the date of conversion to a C Corporation and in future years. Federal income tax returns for years prior to 2009 are no longer subject to examination by tax authorities.

The following table presents the pro forma effect had the Company’s converted to a C Corporation for the years presented:

	Year ended December 31,
	2011	2010

Book Income (loss)	$(1,171,921)	$142,305
Stock Compensation - non-deductible	818,595	-
Taxable Income (loss)	$(353,326)	$142,305
Rate	39%	39%
Tax Expense (benefit)	$(137,797)	$55,499

Net Earnings (Loss) Per Share	(.93)	.09
Basic and diluted

Weighted Average Number of Shares	1,113,701	1,016,800
Basic and diluted.

A deferred tax asset of approximately $169,500 would result from the C Corporation losses totaling $434,509 from the period October 22 through December 31, 2011. Those losses expire in December 31, 2032. A valuation allowance for its net operating losses has been applied because the Company is unsure when they will be able to use these losses.

The Company follows the provisions of uncertain tax positions as addressed in FASB Accounting Standards Codification 740-10-65-1. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than-not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

For informational purposes, the accompanying statements of income include an unaudited proforma adjustment for income taxes which would have been recorded if the Company had not been an S-Corporation, based on tax laws currently in effect during the respective periods.

We evaluated our material tax positions and determined that we did not have any uncertain tax positions requiring recognition of a liability. Our policy is to recognize interest and penalties accrued on uncertain tax positions as part of income tax expense. For the years ended December 31, 2011 and 2010, no estimated interest or penalties were recognized for the uncertainty of certain tax positions.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
SUBSEQUENT EVENTS

13 – SUBSEQUENT EVENTS

On July 15, 2012, the holders of the five convertible notes issued by the Company in May 2012 exercised their rights under the agreement and converted the debt into common stock at a conversion rate of $.10 per share.

12 – SUBSEQUENT EVENTS

On February 2, 2012, the Company entered into three Convertible Promissory notes totaling $313,902.  These loans mature on August 1, 2012 and automatically convert into shares of the Company’s stock if the Company affected a qualified financing. In February 2012, in connection with the Merger, these shares were converted.

On February 10, 2012, the Company entered into a Merger agreement with Anvex International, Inc. (a public company) which was treated for accounting purposes as a reverse Merger with the Company considered the accounting acquirer.  Each share of the Company’s common stock was exchanged for the right to receive approximately 1,271 shares of Anvex’s common stock. Before their entry into the Merger Agreement, no material relationship existed between Anvex or Acquisition Sub and HRAA.

Pursuant to the terms and conditions of the Merger Agreement, and upon the consummation of the Merger:

●
Each share of HRAA’s common stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive approximately 1,271 shares of Anvex’s common stock. An aggregate of 1,271,111shares of Anvex’s common stock were issued to the holders of HRAA’s common stock. Immediately prior to the Merger, HRAA had no outstanding securities other than shares of its common stock.

●
Prior to the closing of the Merger and the closing on at least the Minimum Offering Amount (as defined below), Anvex transferred all of its operating assets and liabilities to Anvex Split Corp., a Nevada corporation and its wholly-owned subsidiary (the “Split-Off Subsidiary”). Contemporaneously with the closing of the Merger, Anvex split-off the Split-Off Subsidiary through the sale of all of the outstanding capital stock of the Split-Off Subsidiary (the “Split-Off”) to its former sole officer and director (the “Split-Off Shareholder”). In connection with the Split-Off, an aggregate of 3,500,000 shares of Anvex’s common stock held by the Split-Off Shareholder were surrendered and cancelled without further consideration.

The purposes of the transactions were to complete a reverse merger, obtain new financing and complete a recapitalization of the company with the result being that HRAA became a wholly-owned subsidiary of Anvex. Anvex’s business operations will now focus on the business of HRAA and it’s management will be the management of HRAA.

Private Placement Offering

Concurrently with the closing of the Merger and in contemplation of the Merger, HRAA sold 206,183 shares of the Company’s common stock, $0.001 par value (the “Shares”) for gross proceeds of $663,907 at a purchase price of $3.22 per share (the “Purchase Price”) in a private placement offering (the “Offering”). The Offering was being offered with a minimum amount of $470,000 (the “Minimum Offering Amount”) and up to a maximum of $1,500,000 (the “Maximum Offering Amount”).The Offering will continue until the earlier of (i) the termination of the Offering by the Company; (ii) the sale of the Maximum Offering Amount; and (iii) forty-five (45) days following the closing of the Minimum Offering Amount, which may be extended by the Company, in its sole discretion, for an additional thirty (30) days. Within sixty (60) days after the Maximum Offering Amount has been sold, we have agreed to file a registration statement on Form S-1 (or any other applicable form exclusively for the Offering) (the “Registration Statement”) registering for resale under the Securities Act all of the Shares sold in the Offering. If the Maximum Offering Amount is not sold, we are under no obligation to file the Registration Statement.

In addition, as part of the Offering, (i) holders of certain convertible notes of HRAA in an aggregate principal amount of $313,907.25 (the “HRAA Convertible Notes”), which principal amount were included in computing the Minimum Offering Amount, automatically converted into an aggregate of 97,487 shares of our common stock at a conversion price of $3.22 per share which is equal to the Purchase Price, and (ii) holders of certain senior secured bridge loan promissory notes of HRAA in the aggregate principal amount of $250,000 (the “HRAA Notes”) automatically converted into an aggregate of 103,523 shares of our common stock at a conversion price of $2.415 per share which is equal to a discount of 25% to the Purchase Price (collectively, the “Debt Conversions”).

As a result of the Offering, after payment of offering expenses including related legal and accounting expenses the Company received net proceeds of $406,407.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X.
Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (all of which are of a normal recurring nature) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2012 are not indicative of the results that may be expected for the year ending December 31, 2012 or for any other future period. These condensed consolidated financial statements and the notes thereto should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011 filed with the Securities and Exchange Commission (the “SEC”) on April 16, 2012 (our “10-K”) and 10 K/A filed with the Securities and Exchange commission (the “SEC) on July 31, 2012.

Basis of Presentation

The accompanying consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Health Revenue Assurance Associates and Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Basis of Consolidation

The consolidated financial statements include the accounts of Anvex International, Inc and its wholly-owned subsidiary, Health Revenue Assurance Associates and the accounts of its Variable Interest Entity (“VIE”), Dream Reachers, LLC. All significant inter-company transactions and balances are eliminated in consolidation.

Consolidation of Variable Interest Entities
Consolidation of Variable Interest Entities

Effective January 1, 2010, the Company adopted new provisions of the consolidation guidance included in Accounting Standards Codification 810, Consolidations, that amended the consolidation guidance applicable to VIEs and the definition of a VIE, and requires enhanced disclosures to provide more information about an enterprise's involvement in a VIE. Under the consolidation guidance, the Company must make an evaluation of these entities to determine if they meet the definition of a VIE. Generally, a VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) as a group, the holders of the equity investment at risk lack (i) the ability to make decisions about an entity's activities through voting or similar rights, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the equity investors have voting rights that are not proportional to their economic interests and substantially all of the entity's activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights. The carrying amount and classification of the assets and liabilities of the Company’s VIE, Dream Reachers, LLC included in the Consolidated Balance Sheets are as follows:

	December 31,
	2011	2010
Total assets	$230,000	$257,000
Total liabilities	$185,000	$190,000

Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, valuation of accounts receivable, and useful lives of property and equipment.

Use of Estimates

Management uses estimates and assumptions in preparing financial statements.  Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses.  Actual results could differ from those estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, valuation of accounts receivable, and useful lives of property and equipment.

Cash

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Cash

For purposes of the statement of cash flows, the Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company’s cash balances are maintained at various banks that are insured by the Federal Deposit Insurance Corporation subject to certain limitations.

Revenue Recognition
Revenue Recognition

The Company recognizes revenue based on the proportional performance method of recognizing revenue.

A substantial portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when specific, obligatory field work services have been rendered and completed, the value of this portion of the contract price has been predetermined and agreed upon, and the client has received benefit or value in the form of the independent identification of system weaknesses and risk analysis. Further, collectability is reasonably assured due to the existence of a fixed fee contract and the size and financial health of the Company’s clients. Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

●
Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report. The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase. Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

●
Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase. The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records. The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare. Notes and comments are recorded and audit reports are generated. The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

●
Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

An insignificant amount of the Company’s revenue is derived from consulting, training and coding services provided. Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

Revenue Recognition

A substantial portion of the Company’s revenue is generated from medical coding audit services. Auditing revenue is invoiced in accordance with the contract, generally at three benchmark time periods which coincide with when the work is performed.  Below is a description of the general benchmarks and work phases associated with the Company’s audit services:

•
Planning Phase - work commences prior to and as soon as the contract is signed and includes setting the audit scope, scheduling of the job, assignment of audit staff, understanding the client and their systems, determination of  sample size and sampling methods to be employed, and other specific items as outlined in the contract. The planning phase includes the determination of deliverables as defined in the contract, generally consisting of a listing of errors, training and a final report.  The Company generally invoices and recognizes 50% of the contract value at the completion of the Planning Phase.  Although all of the contracts contain a clause making the first 50% of the engagement fee due and non-refundable at this point, the Company does not deem this initial fee to be recognized as deferred revenue under SAB 104 due to the extensive amount of work to be done prior to accepting the contract.

•
Field Work Phase – is performed at the client location and generally lasts one week and encompasses actual testing of sample claims preselected in the Planning Phase.   The auditor generally preloads the selected claims into the Company’s proprietary software and audits the claim records by reviewing actual medical records.  The software assists the auditor in determining proper classifications and allows the auditor to compare the proper classification against what was filed in the submission made by the client to Medicare.  Notes and comments are recorded and audit reports are generated.  The Company generally invoices and recognizes 40% of the contract value at the completion of the Field Work Phase.

•
Reporting Phase – includes a summary of audit findings, exit conference with clients, and any other specific deliverables as determined by the contract. The Company generally invoices and recognizes the remaining 10% of the contract value at the completion of the Report Phase.

An insignificant amount of the Company’s revenue is derived from consulting, training and coding services provided.   Revenue from these revenue streams is recognized after services are performed based on the quoted and agreed upon fee contained in its contracts.

Dream Reachers, LLC, owns the Company’s offices and is the borrower on a mortgage loan related to such offices.  Dream Reachers, LLC does not engage in real estate rental business.  Its offices are  occupied by HRAA at no cost and HRAA pays the related mortgage’s principal and interest, taxes and maintenance.   Dream Reachers has been treated as a Subsidiary for accounting purposes in the Company’s consolidated financial statements.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at June 30, 2012 and December 31, 2011.

Accounts Receivable

Accounts receivable are stated at the amounts management expects to collect.  An allowance for doubtful accounts is recorded based on a combination of historical experience, aging analysis and information on specific accounts.  Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.  Management has determined that no allowance is required at December 31, 2011 and 2010.

Property and Equipment

Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is computed using the straight-line method over estimated useful asset lives, which range from 5 to 39 years.  Repairs and maintenance are expensed, while additions and betterments are capitalized.  The cost and related accumulated depreciation of assets sold or retired are eliminated from the accounts and any gains or losses are reflected in earnings.

Fair Value Measurements
Fair Value Measurements

The Company measures its financial assets and liabilities in accordance with United States generally accepted accounting principles. The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. For certain of the Company's financial instruments, including cash equivalents, accounts receivable, accounts payable, accrued liabilities and advances payable, the carrying amount approximates fair value because of the short maturities. The Company believes that its  line of credit and advances on convertible notes approximate fair value based on current yields for debt instruments with similar terms. The Company believes that the carrying value of their long term debt approximates its fair value because of the floating rate. All are considered to be level 1 inputs. These tiers include:

Level 1 Inputs– Quoted prices for identical instruments in active markets.

Level 2 Inputs– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs– Instruments with primarily unobservable value drivers.

Research and development	Research and development Research and software development costs are expensed as incurred.	Research and development Research and software development costs are expensed as incurred.
Long-Lived Assets

Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets.  Based on management's evaluations, no impairment charge was deemed necessary at June 30, 2012 and 2011. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Long-Lived Assets

The Company reviews the carrying value of its long-lived assets whenever events or changes in circumstances indicate that the carrying values may no longer be appropriate.  Recoverability of carrying values is assessed by estimating future net cash flows from the assets.  Based on management's evaluations, no impairment charge was deemed necessary at December 31, 2011 and 2010. Impairment assessment inherently involves judgment as to assumptions about expected future cash flows and the impact of market conditions on those assumptions.  Future events and changing market conditions may impact management's assumptions as to sales prices, rental rates, costs, holding periods or other factors that may result in changes in the Company’s estimates of future cash flows.  Although management believes the assumptions used in testing for impairment are reasonable, changes in any one of the assumptions could produce a significantly different result.

Advertising
Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $78,000 and $58,000 for the six months and $41,000 and $39,000 for the three months ended June 30, 2012 and 2011, respectively.

Advertising

The cost of advertising is expensed as incurred. Advertising and marketing expenses amounted to approximately $116,000 and $42,000 for the years ended December 31, 2011 and 2010, respectively.

Income Taxes

Income Taxes

The Company has elected to convert from a Subchapter S corporation for Federal income tax purposes to a C corporation effective October 21, 2011.  Accordingly, the Company's income or losses are passed through to its shareholder for the period January 1 to October 21, 2011.  The Company will absorb the tax effects of any income or losses subsequent to the date of conversion to a C Corporation and in future years. Federal income tax returns for years prior to 2008 are no longer subject to examination by tax authorities.

A deferred tax asset of approximately $556,929 would result from the cumulative C Corporation losses of approximately $1,428,024 as of June 30, 2012.  A valuation allowance has been applied because the Company is unsure when they will be able to use the losses.

We evaluated our material tax positions and determined that we did not have any uncertain tax positions requiring recognition of a liability. Our policy is to recognize interest and penalties accrued on uncertain tax positions as part of income tax expense. For the six months ended June 30, 2012 and 2011, no estimated interest or penalties were recognized for the uncertainty of certain tax positions.

Stock Compensation
Stock Compensation

The Company accounts for stock-based compensation under the provisions of ASC Topic 718, Compensation-Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair value on the grant date.

Services performed and other transactions settled in the Company’s common stock are recorded at the estimated fair value of the stock issued, if that value is more readily determinable than the fair value of the consideration received.

Earnings Per Share

Earnings Per Share

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260-10 requires the presentation of basic earnings per share and diluted earnings per share.

The Company’s basic earnings per ordinary share is based on net income for the relevant period, divided by the weighted average number of ordinary shares outstanding during the period.   Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  Potential shares from convertible debt have not been included since the impact would be anti-dilutive.

Earnings Per Share

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260-10 requires the presentation of basic earnings per share and diluted earnings per share.

The Company’s basic earnings per ordinary share is based on net income for the relevant period, divided by the weighted average number of ordinary shares outstanding during the period.   Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares.  There were no potential dilutive shares.

The proforma net earnings (loss) per share is computed using the weighted average number of common shares outstanding  issued as a result of the merger transaction in February 2012.

Segment Reporting

Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

Segment Reporting

Financial Accounting Standards Board (“FASB”) ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for the way public business enterprises report information about operating segments. ASC 280 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company has determined that based on these criteria it only operates one segment, consulting services, as all other services do not meet the minimum threshold for separate reporting of a segment.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In June 2009, the FASB issued guidance for determining the primary beneficiary of a variable interest entity (“VIE”). In December 2009, the FASB issued ASU 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 provides amendments to ASC 810 to reflect the revised guidance. The amendments in ASU 2009-17 replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The amendments in ASU 2009-17 also require additional disclosures about a reporting entity’s involvement with VIEs. ASU 2009-17 is effective for annual reporting periods beginning after November 15, 2009. We do not anticipate that the adoption of this guidance will have a material impact on our financial position and results of operations.

In January 2010, FASB issued ASU 2010-6, “Improving Disclosures about Fair Measurements". ASU 2010-6 provides amendments to subtopic 820-10 that require separate disclosure of significant transfers into and out of Level 1 and Level 2 fair value measurements and the presentation of separate information regarding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Additionally, ASU 2010-6 provides amendments to subtopic 820-10 that clarify existing disclosures about the level of disaggregation and inputs and valuation techniques. ASU 2010-6 is effective for financial statements issued for annual reporting periods after beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning December 15, 2010. The adoption of ASU 2010-06 will not have a material impact on the Company’s results of operations or financial position.

In February 2010, FASB issued ASU 2010-9 “Subsequent Events (Topic 855) Amendments to Certain Recognition and Disclosure Requirements”. ASU 2010-9 amends disclosure requirements within Subtopic 855-10. An entity that is a Securities Exchange Commission (“SEC”) filer is not required to disclose the date through which subsequent events have been evaluated. This change alleviates potential conflicts between Subtopic 855-10 and the SEC's requirements. ASU 2010-9 is effective for interim and annual periods ending after June 15, 2010. The adoption of ASU 2010-06 will not have a material impact on the Company’s results of operations or financial position.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Carrying amount and classification of the assets and liabilities of the Company’s VIE
	December 31,
	2011	2010
Total assets	$230,000	$257,000
Total liabilities	$185,000	$190,000

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property and equipment
2012
Building and improvements	$227,603
Furniture	119,811
Equipment	157,570
504,984
Less - Accumulated depreciation	115,193
Total	$389,791

	December 31,
	2011	2010
Building and improvements	$227,603	$227,603
Furniture	118,187	108,139
Equipment	99,316	62,348
	445,106	398,090
Less - Accumulated depreciation	92,607	61,572
Total	$352,499	$336,518

Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Summary of future annual principal payments
2013	$34,789
2014	28,700
2015	6,192
2016	6,621
2017	7,079
Thereafter	151,649
Total	$235,030

2012	$283,640
2013	35,981
2014	13,909
2015	6,404
2016	6,848
Thereafter	155,275
Total	$502,057

Capital Leases (Tables)	6 Months Ended
Jun. 30, 2012
Capital Leases [Abstract]
Analysis of the leased assets included in Property and Equipment
June 30, 2012
Equipment	41,969
Less accumulated depreciation	(2,429)

$39,540

Schedule by years of future minimum payments required under the lease
Year Ending June 30:
2012	$16,923
2013	16,923
2014	14,166

Total minimum lease payments	48,012
Less amount representing interest	(9,915)

Present value of minimum lease payments	$38,097

Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments under leases	Twelve Months Ending June 30:
2013	$58,273
2014	61,900
2015	64,376
2016	66,951
Total	$251,500

2012	39,313
Total	$39,313

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Summary of pro forma effect

	Year ended December 31,
	2011	2010

Book Income (loss)	$(1,171,921)	$142,305
Stock Compensation - non-deductible	818,595	-
Taxable Income (loss)	$(353,326)	$142,305
Rate	39%	39%
Tax Expense (benefit)	$(137,797)	$55,499

Net Earnings (Loss) Per Share	(.93)	.09
Basic and diluted

Weighted Average Number of Shares	1,113,701	1,016,800
Basic and diluted.

Nature of Business (Details) (USD $)	1 Months Ended
	Apr. 30, 2012	Aug. 31, 2011	Apr. 13, 2012	Feb. 10, 2012
Nature of Business (Textual)
Common shares received on each share due to Merger agreement with Anvex International, Inc				1,271
Authorized shares of common stock to stockholders due to stock split	12.98 for 1	8 for 1
Amount transferred from additional paid in capital to common stock			$ 32,747

Summary of Significant Accounting Policies (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Carrying amount and classification of the assets and liabilities of the Company’s VIE
Total assets	$ 230,000	$ 257,000
Total liabilities	$ 185,000	$ 190,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of significant accounting policies (Textual)
Maturity of all highly liquid investments			Three months or less		Three months or less
Percentage of contract value that recognizes at the completion of the planning phase			50.00%		50.00%
Percentage of engagement fee due and non-refundable as per clause			50.00%		50.00%
Percentage of contract value recognized at completion of field work phase			40.00%		40.00%
Remaining percentage of contract value that recognize at completion of report phase			10.00%		10.00%
Allowance for doubtful accounts receivable	$ 0		$ 0		$ 0	$ 0
Estimated useful asset lives			5 to 39 years		5 to 39 years
Advertising and marketing expenses	41,000	39,000	78,000	58,000	116,000	42,000
Deferred tax asset	556,929		556,929
Cumulative C Corporation losses	$ 1,428,024		$ 1,428,024
Number of operating segments			1		1

Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Property and Equipment
Building and improvements	$ 227,603	$ 227,603	$ 227,603
Furniture	119,811	118,187	108,139
Equipment	157,570	99,316	62,348
Property and Equipment, net	504,984	445,106	398,090
Less - Accumulated depreciation	115,193	92,607	61,572
Total	$ 389,791	$ 352,499	$ 336,518

Property and Equipment (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment (Textual)
Depreciation expense	$ 13,000	$ 7,000	$ 23,000	$ 15,000	$ 31,000	$ 16,000

Line of Credit (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit (Textual)
Revolving line of credit with a bank	$ 150,000	$ 98,500	$ 93,500
Rate of interest above prime rate	3.00%	3.00%
Prime rate of interest	3.25%	3.25%

Long Term Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Summary of future annual principal payments
2012		$ 283,640
2013	34,789	35,981
2014	28,700	13,909
2015	6,192	6,404
2016	6,621	6,848
2017	7,079
Thereafter	151,649	155,275
Total	$ 235,030	$ 502,057

Long Term Debt (Details Textual) (USD $)	1 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	Jul. 31, 2010	Mar. 31, 2009	Jul. 15, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 21, 2011	Sep. 13, 2011	Dec. 31, 2010
Long Term Debt (Textual)
Payments of principal and interest (Monthly)				$ 2,700
Maturity period of term loan				5 years
Interest rate on term loan				6.75%
Term loan, balances due						52,000		67,000			93,000
Mortgage loan, face amount related to certain real estate			192,500
Mortgage loans on real estate, Maturity date			Jul 31, 2020
Balloon principal payment			129,000
Mortgage loan fixed interest rate			6.63%
Maturity loan related to certain real estate Interest rate description			Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve.
Balance under mortgage loan						183,000		186,000			190,000
Mortgage loans on real estate periodic payment (Monthly)			1,500
Aggregate principal amount of Bridge loan promissory note							$ 250,000		$ 250,000	$ 150,000
Interest rate of Bridge loan	12.00%	12.00%
Maturity period of Bridge loan		Dec 31, 2014
Shares issued during conversion of Bridge loan	103,523
Convertible notes conversion price					$ 0.1		$ 3.22		$ 2.415
Discount given during conversion of debt as percentage of purchase price	25.00%

Capital Leases (Details) (USD $)	Jun. 30, 2012
Analysis of the leased assets included in property and equipment
Equipment	$ 41,969
Less accumulated depreciation	(2,429)
Total	$ 39,540

Capital Leases (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Schedule by years of future minimum payments required under the lease
2012	$ 16,923		$ 16,923
2013	16,923		16,923
2014	14,166		14,166
Total minimum lease payments	48,012		48,012
Less amount representing interest	(9,915)		(9,915)
Present value of minimum lease payments	38,097		38,097
Capital Leases (Textual)
Depreciation expense of assets held under Capital Lease	$ 2,000	$ 0	$ 2,000	$ 0

Factoring Agreement (Details) (USD $)	1 Months Ended
Jun. 30, 2012
Factoring Agreement (Textual)
Percentage of total receivable's face value exchanged under factoring agreement	85.00%
Aggregate amount under factoring agreement	$ 471,000
Advance received under factoring agreement	$ 401,000

Convertible Promissory Notes (Details) (USD $)	1 Months Ended
	May 31, 2012	Jul. 15, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 21, 2011	Dec. 31, 2010
Convertible promissory notes (Textual)
Convertible debt payable	$ 300,000		$ 2,837
Number of convertible notes issued	5
Convertible notes payable maturity period	12 months
Interest percentage payable on notes, Discription	6% based on a 360 day year.
Percentage rate on notes payable	6.00%
Convertible notes conversion price		$ 0.1		$ 3.22		$ 2.415

Advance on Convertible Promissory Notes (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Advance on Convertible Promissory Notes (Textual)
Deposit received on promissory notes	$ 170,000
Number of convertible promissory notes	3
Total convertible promissory notes	$ 314,000
Maturity date of promissory note	Aug 31, 2012

Commitments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Future minimum lease payments under leases
2012		$ 39,313
2013	58,273
2014	61,900
2015	64,376
2016	66,951
Total	$ 251,500	$ 39,313

Commitments (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Commitments (Textual)
Lease arrangements periodic payment per month	$ 5,008	$ 600	$ 600	$ 2,500
Lease arrangements term, Description		One year with five successive one year renewal options.	One year with five successive one year renewal options.
Lease arrangements periodic payments for remaining eleven months				$ 4,400
Renewed period of lease arrangements	3 years
Increment percentage in lease payment on renewal	4.00%

Stock Transactions (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2012	Aug. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011
Stock Transactions (Textual)
Stock split, description	12.98 for 1	8 for 1
Shares issued to the current owner as a effect of stock split		889,778
Number of unrestricted shares of common stock granted to Keith Siddel as stock compensation		254,223
Fair value of the stocks granted to Keith Siddel				$ 256,000
Additional compensation			$ 563,000		$ 819,000

Employee Agreements (Details) (Employment Contracts [Member], USD $)	1 Months Ended
	Jul. 31, 2011 President and chief executive officer, Andrea Clarkr [Member]	Jul. 31, 2011 Chief operating officer, Robert Rubinowitz [Member]	Aug. 31, 2011 Chief administrative officer, Keith Siddel [Member]
Employee Agreements (Textual)
Employment agreement term	3 years	3 years	3 years
Compensation to officer	$ 175,000	$ 175,000	$ 175,000

Concentrations (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentrations (Textual)
Number of major customer	2	2	3	2
Number of major vendors		2	3	2
Percentage of outstanding accounts payable represented by vendors			More than "68%"	More than "10%"
Percentage of accounts receivable represented by customers			Over "60%"	Over "20%"
Sales Revenue, Net [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage	55.00%	35.00%
Sales Revenue, Net [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage	27.00%	17.00%	32.00%	12.00%
Accounts Payable [Member] | Vendor One [Member]
Concentrations (Textual)
Concentration risk, percentage		47.00%
Accounts Payable [Member] | Vendor Two [Member]
Concentrations (Textual)
Concentration risk, percentage		7.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations (Textual)
Concentration risk, percentage		56.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentrations (Textual)
Concentration risk, percentage		19.00%

Settlement (Details) (USD $)	1 Months Ended
	Jul. 31, 2012	Jul. 09, 2012
Settlement (Textual)
Number of pending lawsuits resolved	2
Settlement obligation date	June 30, 2012
Terms of payment to Siddel for settlement of lawsuits	Eleven (11) payments totaling $232,500 to reacquire his shares.
Grace period for due payments under Settlement Agreement	7 days
Stock issued during period	3,299,802
Number of investors	4
Sale price of stock, per share		$ 0.25

Income Taxes (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of pro forma effect
Book Income (loss)		$ (1,171,921)	$ 142,305
Stock Compensation - non-deductible		818,595
Taxable Income Loss		(353,326)	142,305
Rate		39.00%	39.00%
Tax Expense (benefit)		$ (137,797)	$ 55,499
Net Earnings (Loss) Per Share Basic and diluted		$ (0.93)	$ 0.09
Weighted Average Number of Shares Basic and diluted		1,113,701	1,016,800

Income Taxes (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Tax (Textual)
Deferred tax assets resulted from C corporation losses	$ 169,500					$ 169,500
Net loss for the year ended of C corporation	$ 434,509	$ (511,022)	$ 25,907	$ (993,586)	$ 62,631	$ (1,171,921)	$ 142,305
Operating loss maturity date description	December 31, 2032
Likelihood of the tax benefits realized upon settlement for tax examination	Tax benefit that is more than 50 percent likely of being realized upon settlement

Subsequent Events (Details) (USD $)	1 Months Ended
	Feb. 29, 2012	Jul. 15, 2012	Jun. 30, 2012	Feb. 10, 2012	Feb. 02, 2012	Dec. 31, 2011	Oct. 21, 2011	Sep. 13, 2011	Dec. 31, 2010
Subsequent Events (Textual)
Convertible notes conversion price	$ 3.22	$ 0.1					$ 2.415
Number of convertible notes converted into common stock		5
Total amount of three Convertible Promissory notes					$ 313,902
Number of shares exchanged under reverse merger				1,271
Number of common stock issued to holder of common stock prior to merger				1,271,111
Cancellation of common shares without consideration	3,500,000
Number of common stock sold in private placement offering	206,183
Common Stock, par value	$ 0.001		$ 0.001			$ 0.001			$ 0.001
Proceeds from Issuance of Private Placement	663,907
Purchase price in private placement offering	$ 3.22
Minimum offering amount	470,000
Maximum offering amount	1,500,000
Description of private placement offering	The Offering will continue until the earlier of (i) the termination of the Offering by the Company; (ii) the sale of the Maximum Offering Amount; and (iii) forty-five (45) days following the closing of the Minimum Offering Amount, which may be extended by the Company, in its sole discretion, for an additional thirty (30) days. Within sixty (60) days after the Maximum Offering Amount has been sold, we have agreed to file a registration statement on Form S-1 (or any other applicable form exclusively for the Offering) (the Registration Statement) registering for resale under the Securities Act all of the Shares sold in the Offering.
Principal amount of convertible note	313,907.25
Number of shares converted into common stock	97,487
Aggregate principal amount of Bridge loan promissory note	250,000						250,000	150,000
Conversion of bridge loan promissory note into common stock	103,523
Conversion price of bridge loan promissory note	$ 2.415
Conversion price of bridge loan promissory notes, Description	Conversion price of $2.415 per share which is equal to a discount of 25% to the Purchase Price.
Net proceeds from private placement offering	$ 406,407